Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of movement of allowance for doubtful accounts [Abstract]
Balance, opening	$ 740,370	$ 405,802
Provisions	17,318	290,706
Foreign exchange (gain) loss	17,642	43,862
Balance, ending	$ 775,330	$ 740,370